Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000214795 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000214795 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000214795 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214795 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214795 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000214795 | 742718109 | Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000214795 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000214795 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000214795 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000214795 | 437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000214795 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000214795 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000214795 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000214795 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000214795 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000214795 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000214795 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000214795 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000214795 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000214795 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000245117 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000245117 | 07831C103 | BellRing Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000245117 | 46222L108 | IonQ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000245117 | 871332102 | Sylvamo Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000245117 | 589400100 | Mercury General Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000245117 | 74267C106 | ProAssurance Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000245117 | 665859104 | Northern Trust Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245117 | 23804L103 | Datadog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245117 | 45784P101 | Insulet Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245117 | 170386106 | ChoiceOne Financial Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245117 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000245117 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000245117 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000245117 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000245117 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000245117 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000245117 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000245117 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000245117 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000245117 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000245117 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000245117 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%